RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]	oans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2019
Beginning balance	$2,732
Additions	4,348
Deductions	(1,791)
Ending balance	$5,289
Loans 90 days or more past due	$0